TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2020	2019
1.	Provided in respect of the following:

	Carryforward tax losses and credits *)	$38,937	$39,719
	Property, equipment and intangibles	1,004	1,466
	Inventory accrual	1,173	1,129
	Vacation accrual	1,103	833
	Supplementary tax advances	2,489	2,315
	Deferred revenues	567	1,237
	Research and development costs	297	269
	Other temporary differences	2,568	1,498

	Gross deferred tax assets	48,138	48,466

	Valuation allowance	(25,476)	(26,693)

	Net deferred tax assets	22,662	21,773

	Gross deferred tax liabilities
	Property, equipment and intangibles	(3,367)	(3,343)

	Gross deferred tax liabilities	(3,367)	(3,343)

	Net deferred tax assets	$19,295	$18,430

*)	The amounts are shown after reduction for unrecognized tax benefits of $4,197 and $2,855 as of December 31, 2020 and 2019, respectively.

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
		December 31,
		2020	2019
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long term assets	$19,295	$18,455
	Long term liabilities	$-	$(25)

Reconciliation of Statutory Tax Rate to Effective Tax Rate

e.Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2020	2019	2018

Income before taxes on income from continuing operations, as reported in the consolidated statements of income	$35,704	$22,955	$16,986

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$8,212	$5,279	$3,907
Currency differences	(7)	(1,908)	3,089
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(1,204)	241	345
Changes in valuation allowance	(1,217)	(14,248)	(3,941)
Loss from liquidation of subsidiaries *)	-	-	(8,930)
Capital (gain) loss from merger, acquisition and related litigation expense, net	(7,749)	18	-
Expiration of carryforward tax losses	1,367	923	-
Exempt subsidy loss (income)	(1,459)	(3,813)	394
Nondeductible expenses and other differences	2,850	(75)	3,713

	$793	$(13,583)	$(1,423)

*)

In 2018, the Company’s Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.

Schedule of Taxes on Income

f.Taxes on income (tax benefit) included in the consolidated statements of income:

	Year ended December 31,
	2020	2019	2018

Current	$808	$1,300	$2,249
Deferred	(15)	(14,883)	(3,672)

	$793	$(13,583)	$(1,423)

F - 47

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

	Year ended December 31,
	2020	2019	2018

Domestic	$325	$(14,472)	$610
Foreign	468	889	(2,033)

	$793	$(13,583)	$(1,423)

Schedule of Income (Loss) Before Taxes on Income	g.Income before taxes on income (tax benefit) from operations:
	Year ended December 31,
	2020	2019	2018

Domestic	$44,387	$12,851	$6,596
Foreign	(8,683)	10,104	10,390

	$35,704	$22,955	$16,986

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2020	2019

Balance at beginning of year	$3,190	$2,234
Decrease in tax positions for prior years	(72)	(19)
Increase in tax positions for current year	1,359	975

Balance at the end of year *)	$4,477	$3,190

*)

The amounts for the years ended December 31, 2020 and 2019 include $4,197 and $2,855, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.

The unrecognized tax benefits include accrued penalties and interest of $259 and $295 as of December 31, 2020 and 2019, respectively. During the years ended December 31, 2020 and 2019, the Company recorded income of $35 and expenses of $102 accrued on the unrecognized tax benefits, respectively.

The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. The Company's tax assessments through 2015 are considered final. As of December 31, 2020, the tax returns of the Company and its main subsidiaries are still subject to audits by the tax authorities for the tax years 2015 through 2019.